Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 6:-   SHAREHOLDERS’ EQUITY

Ordinary Shares of the Company confer on their holders voting rights, rights to receive dividends, rights to receive a distribution of assets upon liquidation and certain other rights as described in the Company’s amended and restated articles and under the Israeli Companies Law, 5759-1999.

	June 30, 2022 (unaudited)		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary Shares	604,780	119,977	604,780	119,977

NOTE 10:- SHAREHOLDERS’ EQUITY

Ordinary shares of the Company confers on their holders voting rights, rights to receive dividends, rights to receive a distribution of assets upon liquidation and certain other rights as described in the Company’s amended and restated articles and under the Israeli Companies Law, 5759-1999.

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	604,780	119,977	620,780	119,977

During 2021, the Company’s board of directors and shareholders approved the reclassification of 16,000 authorized Ordinary shares to 16,000 authorized Preferred A shares.